Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 12, 2020
Registrant Name	dei_EntityRegistrantName	BlackRock Advantage U.S. Total Market Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000230382
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 12, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 12, 2020
Prospectus Date	rr_ProspectusDate	Jul. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A